Annual Fund Operating Expenses - 100 U.S. Treasury Securities Money Market ETF - ETF	Nov. 21, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.16%
Expenses (as a percentage of Assets)	0.16%